CONCENTRATION OF RISKS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Supplier Concentration Risk | Costs | Supplier A
CONCENTRATION OF RISKS
Concentration risk (as a percent)	57.50%	43.60%
Supplier Concentration Risk | Accounts payable | Supplier A
CONCENTRATION OF RISKS
Concentration risk (as a percent)	100.00%		100.00%
Customer Concentration Risk | Customer A | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)	10.20%	21.30%
Customer Concentration Risk | Customer A | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)	25.60%		29.40%
Customer Concentration Risk | Customer B | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)	19.30%
Customer Concentration Risk | Customer B | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)	21.20%
Customer Concentration Risk | Customer C | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)		10.50%
Customer Concentration Risk | Customer C | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)	40.10%		19.30%
Customer Concentration Risk | Customer D | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)	16.70%	11.30%
Customer Concentration Risk | Customer D | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)			28.90%